INVESTMENT INCOME (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
INVESTMENT INCOME
Interest income			$ 93	$ 186	$ 83
Interest income from amounts due from related parties			298	259	242
Share of profit of associates(Note b)			189		173
Disposal of associates(Note a)				7,446
Total			580	$ 7,891	$ 498
Associates
INVESTMENT INCOME
Share of profit of associates(Note b)			189
1088526 B.C. Ltd.
INVESTMENT INCOME
Share of profit of associates(Note b)			$ 111
Proportion of share profit held in associate			30.00%
Proportion of voting power held			50.00%	50.00%
1091187 B.C. Ltd.
INVESTMENT INCOME
Share of profit of associates(Note b)			$ 78
Proportion of voting power held			50.00%	50.00%
Sky Solar Japan KK (SSJ) | Orix Holdings
INVESTMENT INCOME
Disposal of associates(Note a)	¥ 837	$ 7,400
Consideration received for sale of share interest in OKY Solar 1 K.K and OKY Solar Omut K.K	¥ 1,068	$ 9,180